INCOME TAXES - Disclosure of detailed information about effective income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income Tax [Line Items]
Current income tax expense (recovery)	$ 2,702	$ 4,477
Deferred income tax expense (recovery)	1,360	(9,749)
Total income tax expense (recovery)	4,062	(5,272)
Current year [Member]
Disclosure Of Income Tax [Line Items]
Current income tax expense (recovery)	2,901	2,559
Deferred income tax expense (recovery)	3,353	(10,745)
Special mining duty [Member]
Disclosure Of Income Tax [Line Items]
Current income tax expense (recovery)	0	1,850
Deferred income tax expense (recovery)	(1,425)	1,315
Adjustments recognized in the current year in relation to prior years [Member]
Disclosure Of Income Tax [Line Items]
Current income tax expense (recovery)	(199)	68
Deferred income tax expense (recovery)	$ (568)	$ (319)